PREMISES AND EQUIPMENT - Operating leases (Details) $ in Thousands	Dec. 31, 2015 USD ($)
Operating Leased Assets [Line Items]
2012	$ 7,046
2013	6,081
2014	5,086
2015	4,732
2016	4,579
Thereafter	14,246
Total	$ 41,770